Investment Income - Summary of Investment Income (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment income [line items]
Interest income from short-term investments	€ 67	€ 82
Interest income from intercompany loans	19	20
Interest income from derivatives	0	(14)
Investment income	€ 86	€ 88